Cash and cash equivalents and financial investments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents and financial investments.
Cash and banks		R$ 47,228	R$ 30,053
Short-term investments maturing in up to 90 days	[1]	69,656	33,689
Total		116,884	63,742
Cash and cash equivalents		R$ 116,884	R$ 63,742	R$ 100,243	R$ 582,231

[1]	Highly liquid short-term interest earning bank deposits are readily convertible into a known amount of cash and subject to an insignificant risk of change of value. They are substantially represented by interest earning bank deposits at rates varying from 90% to 100% (2023 - 100.5% to 103.0%) of the CDI rate (Interbank Interest Rate in Brazil).